John Hancock
Infrastructure Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 94.9%		$426,783,005
(Cost $369,925,591)
Brazil 1.5%		6,837,977
Cia de Saneamento do Parana	288,800	6,837,977
Canada 10.3%		46,103,192
Canadian National Railway Company	153,085	14,305,593
Enbridge, Inc.	350,843	14,265,424
TC Energy Corp.	319,720	17,532,175
China 11.6%		52,284,484
China Longyuan Power Group Corp., Ltd., H Shares	23,205,786	13,720,725
China Tower Corp., Ltd., H Shares (A)	71,250,000	14,728,043
ENN Energy Holdings, Ltd.	894,705	10,400,854
Huaneng Renewables Corp., Ltd., H Shares	32,846,474	13,434,862
France 8.0%		35,917,053
Engie SA	1,046,335	18,010,884
Vinci SA	161,624	17,906,169
Germany 3.4%		15,018,792
E.ON SE	1,325,463	15,018,792
Hong Kong 6.6%		29,657,947
Beijing Enterprises Holdings, Ltd.	2,183,510	9,547,182
CK Infrastructure Holdings, Ltd.	2,030,100	14,163,617
Guangdong Investment, Ltd.	2,930,106	5,947,148
Italy 6.3%		28,344,123
Enel SpA	2,194,064	19,124,151
Snam SpA	1,720,253	9,219,972
Japan 6.2%		27,998,831
Japan Airport Terminal Company, Ltd.	277,300	12,780,516
KDDI Corp.	503,600	15,218,315
Spain 4.2%		18,780,807
Iberdrola SA	1,686,561	18,453,234
Iberdrola SA, Interim Shares (B)	29,939	327,573
United Kingdom 5.0%		22,600,966
National Grid PLC	1,317,829	17,509,564
Severn Trent PLC	149,617	5,091,402
United States 31.8%		143,238,833
American Tower Corp.	69,878	16,193,528
Avangrid, Inc.	250,699	13,352,229
Berkshire Hathaway, Inc., Class B (B)	55,419	12,437,686
Comcast Corp., Class A	377,200	16,291,268
Duke Energy Corp.	141,735	13,837,588
Edison International	209,479	16,035,617
Equity LifeStyle Properties, Inc.	197,505	14,368,489
Exelon Corp.	345,512	16,442,916
Sempra Energy	89,837	14,431,416
UGI Corp.	236,790	9,848,096

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 5.4%		$24,400,000
(Cost $24,400,000)
Repurchase agreement 5.4%		24,400,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-20 at 1.570% to be repurchased at $24,403,192 on 2-3-20, collateralized by $22,344,800 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $24,888,057)	24,400,000	24,400,000

Total investments (Cost $394,325,591) 100.3%	$451,183,005
Other assets and liabilities, net (0.3%)	(1,237,953)
Total net assets 100.0%	$449,945,052

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 1-31-20:

Utilities	57.9%
Communication services	10.3%
Industrials	10.0%
Energy	7.1%
Real estate	6.8%
Financials	2.8%
Short-term investments and other	5.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$6,837,977	$6,837,977	—	—
Canada	46,103,192	46,103,192	—	—
China	52,284,484	—	$52,284,484	—
France	35,917,053	—	35,917,053	—
Germany	15,018,792	—	15,018,792	—
Hong Kong	29,657,947	—	29,657,947	—
Italy	28,344,123	—	28,344,123	—
Japan	27,998,831	—	27,998,831	—
Spain	18,780,807	—	18,780,807	—
United Kingdom	22,600,966	—	22,600,966	—
United States	143,238,833	143,238,833	—	—
Short-term investments	24,400,000	—	24,400,000	—
Total investments in securities	$451,183,005	$196,180,002	$255,003,003	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
4	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$7,138,567	$15,041,631	$(22,179,616)	$(320)	$(262)	$4,401	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	5